SCHEDULE I FINANCIAL INFORMATION FOR PARENT COMPANY	12 Months Ended
Dec. 31, 2014
SCHEDULE I FINANCIAL INFORMATION FOR PARENT COMPANY
SCHEDULE I FINANCIAL INFORMATION FOR PARENT COMPANY

ADDITIONAL FINANCIAL INFORMATION — FINANCIAL STATEMENTS SCHEDULE I

CHINA LODGING GROUP, LIMITED
FINANCIAL INFORMATION FOR PARENT COMPANY

BALANCE SHEETS
(Renminbi in thousands, except share data and per share data, unless otherwise stated)

	As of December 31,
	2013	2014	2014
			US$’000 (Note 2)
Assets
Current assets:
Cash and cash equivalents	61,182	94,749	15,271
Other current assets	3,639	4,185	675
Total current assets	64,821	98,934	15,946
Other assets	314	157	25
Investment in subsidiaries	2,760,330	3,131,189	504,656
Total assets	2,825,465	3,230,280	520,627
Liabilities and equity
Current liabilities:
Salary and welfare payable	—	111	18
Deferred revenue	1,451	364	59
Accrued expenses and other current liabilities	7,898	12,841	2,069
Total current liabilities	9,349	13,316	2,146
Deferred revenue	363	—	—
Total liabilities	9,712	13,316	2,146
Equity:
Ordinary shares(US$0.0001 par value per share; 8,000,000,000 shares authorized; 247,551,999 and 250,747,255 shares issued and outstanding as of December 31, 2013 and 2014, respectively)	182	184	30
Additional paid-in capital	2,315,083	2,381,568	383,839
Retained earnings	539,872	847,220	136,547
Accumulated other comprehensive loss	(39,384)	(12,008)	(1,935)
Total equity	2,815,753	3,216,964	518,481
Total liabilities and equity	2,825,465	3,230,280	520,627

STATEMENTS OF COMPREHENSIVE INCOME
(Renminbi in thousands, unless otherwise stated)

	Year Ended December 31,
	2012	2013	2014	2014
				US$’000 (Note 2)
Operating costs and expenses:
Selling and marketing expenses	157	157	157	25
General and administrative expenses	24,902	33,308	35,434	5,711
Total operating costs and expenses	25,059	33,465	35,591	5,736
Loss from operations	(25,059)	(33,465)	(35,591)	(5,736)
Interest income	131	6	75	12
Foreign exchange loss	(141)	—	—	—
Other income, net	2,208	2,438	2,419	390
Income in investment in subsidiaries	197,748	310,879	340,445	54,870
Net income attributable to China Lodging Group, Limited	174,887	279,858	307,348	49,536

Other comprehensive income
Unrealized securities holding gains , net of tax of nil, nil and 9,485 for 2012, 2013 and 2014	—	—	28,458	4,587
Foreign currency translation adjustments, net of tax of nil for 2012, 2013 and 2014	758	(976)	(1,082)	(175)
Comprehensive income	175,645	278,882	334,724	53,948

STATEMENTS OF CASH FLOWS
(Renminbi in thousands, unless otherwise stated)

	Year Ended December 31,
	2012	2013	2014	2014
				US$’000 (Note 2)
Operating activities:
Net income	174,887	279,858	307,348	49,536
Adjustments to reconcile net income to net cash used in operating activities:
Share-based compensation	20,837	30,468	31,937	5,147
Income in investment in subsidiaries	(197,748)	(310,879)	(340,445)	(54,870)
Changes in operating assets and liabilities:
Deferred revenue	(1,508)	(1,552)	(1,450)	(234)
Other current assets	(2,412)	915	1,477	238
Salary and welfare payable	—	—	111	18
Accrued expenses and other current liabilities	840	7,058	4,943	797
Net cash provided by (used in) operating activities	(5,104)	5,868	3,921	632
Investing activities:
Investment in subsidiaries	(35,227)	—	—	—
Receipt of investment in subsidiaries	—	12,320	8,876	1,431
Net cash provided by (used in) investing activities	(35,227)	12,320	8,876	1,431
Financing activities:
Net proceeds from issuance of ordinary shares upon exercise of option	18,520	28,122	20,985	3,382
Net cash provided by financing activities	18,520	28,122	20,985	3,382
Effect of exchange rate changes on cash and cash equivalents	(305)	(8,081)	(215)	(35)
Net increase(decrease) in cash and cash equivalents	(22,116)	38,229	33,567	5,410
Cash and cash equivalents at the beginning of the year	45,069	22,953	61,182	9,861
Cash and cash equivalents at the end of the year	22,953	61,182	94,749	15,271
Supplemental schedule of non-cash investing and financing activities:
Proceeds from issuance of ordinary shares upon exercise of option included in receivables	290	1,318	1,185	191

The accompanying notes are an integral part of these consolidated financial statements

ADDITIONAL FINANCIAL INFORMATION — FINANCIAL STATEMENTS SCHEDULE I
CHINA LODGING GROUP, LIMITED
FINANCIAL INFORMATION FOR PARENT COMPANY

Note to Schedule I

Schedule I has been provided pursuant to the requirements of Rule 12-04(a) and 5-04-(c) of Regulation S-X, which require condensed financial information as to the financial position, change in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year.

The condensed financial information has been prepared using the same accounting policies as set out in the accompanying consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries. Such investments in subsidiaries are presented on the balance sheets as investment in subsidiaries and the profit of the subsidiaries is presented as income in investment in subsidiaries.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted. The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the accompanying consolidated financial statements.

As of December 31, 2014, there are no material contingencies, mandatory dividend, significant provision of long-term obligation or guarantee of the Company, except for those which have separately disclosed in the consolidated financial statements.